Derivative Financial Instruments - Interest rate swaps held for trading (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 28, 2017 USD ($)	Jul. 31, 2016 facility
Interest rate swaps
Notional Amount	$ 2,588,016
Interest rate swaps held for trading
Interest rate swaps
Notional Amount	1,170,000	$ 870,000
Number of legacy facilities | facility					6
Recycled loss of cash flow hedges reclassified to profit or loss in relation to derivatives no longer designated as hedges		4,978	$ 1,129
Unrealized (loss)/gain on interest rate swaps held for trading	$ 8,529	18,448	$ (149)
GasLog with counterparty Deutsche Bank AG, termination in July 2020
Interest rate swaps
Fixed Interest Rate	1.98%
Notional Amount	$ 66,667	66,667
GasLog with counterparty Deutsche Bank AG, termination in July 2021
Interest rate swaps
Fixed Interest Rate	1.98%
Notional Amount	$ 66,667	66,667
GasLog with counterparty Deutsche Bank AG, termination in July 2022
Interest rate swaps
Fixed Interest Rate	1.98%
Notional Amount	$ 66,667	66,667
GasLog with counterparty DNB Bank ASA, termination in July 2020
Interest rate swaps
Fixed Interest Rate	1.784%
Notional Amount	$ 73,333	73,333
GasLog with counterparty DNB Bank ASA, termination in July 2021
Interest rate swaps
Fixed Interest Rate	1.729%
Notional Amount	$ 73,333	73,333
GasLog with counterparty DNB Bank ASA, termination in July 2022
Interest rate swaps
Fixed Interest Rate	1.719%
Notional Amount	$ 73,333	73,333
GasLog with counterparty HSBC Bank, plc, termination in July 2020
Interest rate swaps
Fixed Interest Rate	1.896%
Notional Amount	$ 33,333	33,333
GasLog with counterparty HSBC Bank, plc, termination in July 2021
Interest rate swaps
Fixed Interest Rate	1.818%
Notional Amount	$ 33,333	33,333
GasLog with counterparty HSBC Bank, plc, termination in July 2022
Interest rate swaps
Fixed Interest Rate	1.79%
Notional Amount	$ 33,333	33,333
GasLog with counterparty Nordea Bank Finland, termination in July 2020
Interest rate swaps
Fixed Interest Rate	1.905%
Notional Amount	$ 66,667	66,667
GasLog with counterparty Nordea Bank Finland, termination in July 2021
Interest rate swaps
Fixed Interest Rate	1.84%
Notional Amount	$ 66,667	66,667
GasLog with counterparty Nordea Bank Finland, termination in July 2022
Interest rate swaps
Fixed Interest Rate	1.815%
Notional Amount	$ 66,667	66,667
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2020
Interest rate swaps
Fixed Interest Rate	1.928%
Notional Amount	$ 50,000	50,000
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2021
Interest rate swaps
Fixed Interest Rate	1.8405%
Notional Amount	$ 50,000	50,000
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2022
Interest rate swaps
Fixed Interest Rate	1.814%
Notional Amount	$ 50,000	$ 50,000
GasLog with counterparty HSBC Bank plc, termination in February 2022
Interest rate swaps
Fixed Interest Rate	2.005%
Notional Amount	$ 100,000
GasLog with counterparty Nordea Bank Finland, termination in March 2022
Interest rate swaps
Fixed Interest Rate	2.0145%
Notional Amount	$ 100,000
GasLog with counterparty ABN Amro Bank NV ("ABN"), termination in March 2022
Interest rate swaps
Fixed Interest Rate	2.003%
Notional Amount	$ 100,000
Interest rate swaps, maturing in 2022
Interest rate swaps
Notional Amount				$ 300,000